Other operating income (expenses), net (Tables)	3 Months Ended
Mar. 31, 2024
Notes and other explanatory information [abstract]
Schedule of operating income (expenses), net

	January to March 2024	January to March 2023

Other operating income, net	10,291	20,352
Other operating expenses	(3,205)	(5,718)

Other operating income (expenses), net	7,086	14,634